Property, Plant and Equipment - Additional Information (Details) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($) LeaseBlock	Mar. 31, 2017 USD ($) LeaseBlock	Jun. 30, 2018 USD ($) $ / bbl $ / Mcf	Jun. 30, 2017 USD ($) LeaseBlock	Sep. 30, 2015 USD ($) $ / bbl $ / Mcf	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / bbl $ / Mcf	Aug. 31, 2016 USD ($)	Sep. 04, 2015 LeaseBlock
Property, Plant and Equipment [Line Items]
capital lease							$ 93,669			$ 124,300
Write-down of oil and natural gas properties under ceiling test	$ 0	$ 0		$ 0	$ 0				$ 603,388
Unweighted average first day of month commodity price for crude oil for prior twelve months | $ / bbl				60.03
Unweighted average first day of month commodity price for natural gas for prior twelve months | $ / Mcf				2.90
Unweighted average first day of month commodity price for natural gas liquids for prior twelve months | $ / bbl				28.26
Unproved properties, number of lease blocks awarded | LeaseBlock			6								2
Unproved properties, number of high bids in bureau of ocean energy management phase Two evaluation process | LeaseBlock		6			6
Lease rentals expense		$ 2,600	$ 2,600
Capitalized interest							600	400	3,900
Capitalized overhead costs	$ 4,500	$ 3,100		$ 7,500	$ 6,500		$ 13,700	$ 12,500	14,100
US
Property, Plant and Equipment [Line Items]
Write-down of oil and natural gas properties under ceiling test						$ 279,300			$ 324,100
Unweighted average first day of month commodity price for crude oil for prior twelve months | $ / bbl						61.22			50.72
Unweighted average first day of month commodity price for natural gas for prior twelve months | $ / Mcf						3.29			2.75
Unweighted average first day of month commodity price for natural gas liquids for prior twelve months | $ / bbl						20.65			17.60
Measurement Input Discount Rate
Property, Plant and Equipment [Line Items]
Present value of future net revenues from proved reserves, discounted rate				10.00%			10.00%